Leasehold commitments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leasehold Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 2,063